LAW DEPARTMENT

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1300 S. CLINTON STREET

FORT WAYNE, IN 46802

MARY JO ARDINGTON

ASSOCIATE GENERAL COUNSEL

PHONE: 260-455-3917

MaryJo.Ardington@lfg.com

May 4, 2011

Securities and Exchange Commission

Division of Investment Management

Office of Insurance Products

100 F Street, NE

Washington, DC 20549

Re:	Lincoln National Variable Annuity Account H
American Legacy® Signature
(File Nos. 811-05721; 333-170695)

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company (the “Company”) and Lincoln National Variable Annuity Account H (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of prospectus and Statement of Additional Information for certain variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from that contained in the Pre-effective Amendment No. 2 filed electronically on April 27, 2011.

Sincerely,

Mary Jo Ardington

Associate General Counsel